Accrued Expenses and Taxes, Net and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Taxes, Net and Other Long-Term Liabilities [Abstract]
ACCRUED EXPENSES AND TAXES, NET AND OTHER LONG-TERM LIABILITIES

14.	ACCRUED EXPENSES AND TAXES, NET AND OTHER LONG-TERM LIABILITIES

Accrued expenses and taxes, net, included in current liabilities in the accompanying consolidated balance sheet, consist of the following at December 31, 2010 and 2009:

	December 31,
	2010	2009
	(Amounts in millions)

Payroll, pension and employee benefits	$50.1	$43.9
Contingent consideration	—	1.3
Product liability reserves	8.6	11.1
Worker’s compensation reserves	0.8	1.9
Other insurance reserves, including employee health benefit accruals	5.5	6.8
Interest	10.7	3.7
Product warranty	28.9	30.5
Sales and marketing	33.5	24.1
Other, net	55.1	51.6

	$193.2	$174.9

Accrued expenses, included in other long-term liabilities in the accompanying consolidated balance sheet, consist of the following at December 31, 2010 and 2009:

	December 31,
	2010	2009
	(Amounts in millions)

Employee pension retirement benefit obligation	$41.4	$42.3
Product warranty	27.0	23.8
Post retirement health benefit obligations	6.5	6.4
Product liability reserves	57.8	38.6
Worker’s compensation reserves	1.0	0.9
Other insurance reserves	4.1	3.7
Other, net	33.3	35.8

	$171.1	$151.5